Other financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other financial liabilities measured at amortized cost
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.18	31.12.17
Prime brokerage payables[1]		30,413
Other accrued expenses	2,192	2,507
Accrued interest expenses	1,544	1,552
Settlement and clearing accounts	1,486	1,432
Other	1,663	1,373
Total other financial liabilities measured at amortized cost	6,885	37,276
1 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information.

Other financial liabilities designated at fair value
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.18	31.12.17
Amounts due under unit-linked investment contracts	21,679	11,821
Securities financing transactions[1]	9,461	384
Over-the-counter debt instruments	2,450	4,428
of which: life-to-date own credit (gain) / loss	(51)	37
Other	5	9
Total other financial liabilities designated at fair value[2]	33,594	16,643
1 Certain repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information. 2 As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.

Other non-financial liabilities
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.18	31.12.17
Compensation-related liabilities	7,278	7,873
of which: accrued expenses	2,696	2,740
of which: Deferred Contingent Capital Plan	1,983	2,044
of which: other deferred compensation plans	1,823	2,140
of which: net defined benefit pension and post-employment liabilities[1]	775	949
Current and deferred tax liabilities[2]	1,002	935
VAT and other tax payables	431	426
Deferred income	215	153
Other	98	55
Total other non-financial liabilities	9,022	9,443
1 Refer to Note 29 for more information. 2 Refer to Note 8 for more information.

UBS AG | Other financial liabilities measured at amortized cost
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.18	31.12.17
Prime brokerage payables[1]		30,413
Other accrued expenses	1,911	2,160
Accrued interest expenses	1,501	1,572
Settlement and clearing accounts	1,477	1,416
Other	2,688	2,532
Total other financial liabilities measured at amortized cost	7,576	38,092
1 Upon adoption of IFRS 9 on 1 January 2018, prime brokerage receivables and payables were reclassified from amortized cost to fair value through profit or loss. Brokerage receivables and payables are now presented separately on the balance sheet. Refer to Note 1c for more information.

UBS AG | Other financial liabilities designated at fair value
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.18	31.12.17
Amounts due under unit-linked investment contracts	21,679	11,821
Securities financing transactions[1]	9,461	384
Over-the-counter debt instruments	2,450	4,428
of which: life-to-date own credit (gain) / loss	(51)	37
Other	5	9
Total other financial liabilities designated at fair value[2]	33,594	16,643
1 Certain repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 as of 1 January 2018. Refer to Note 1c for more information. 2 As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.

UBS AG | Other non-financial liabilities
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.18	31.12.17
Compensation-related liabilities	4,645	5,036
of which: accrued expenses	2,400	2,433
of which: other deferred compensation plans	1,473	1,655
of which: net defined benefit pension and post-employment liabilities[1]	773	948
Current and deferred tax liabilities[2]	915	866
VAT and other tax payables	403	388
Deferred income	215	153
Other	98	55
Total other non-financial liabilities	6,275	6,499
1 Refer to Note 29 for more information. 2 Refer to Note 8 for more information.